American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
May 31, 2025

Quality Preferred ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares/Principal Amount ($)	Value ($)
PREFERRED SECURITIES — 65.3%
Automobiles — 2.1%
Ford Motor Co., 6.00%	22,317	462,408
Ford Motor Co., 6.20%	14,510	300,357
Ford Motor Co., 6.50%	30,196	655,857
		1,418,622
Banks — 17.8%
Bank of America Corp., 5.00%	37,998	743,241
Bank of America Corp., 5.08%	10,959	223,673
Bank of America Corp., 5.24%	14,404	290,817
Bank of America Corp., 5.875%	850,000	856,363
Citizens Financial Group, Inc., 5.00%	16,520	313,384
First Citizens BancShares, Inc., 5.625%(1)	7,735	166,457
Huntington Bancshares, Inc., 4.50%	17,301	295,501
JPMorgan Chase & Co., 4.20%	28,090	498,036
JPMorgan Chase & Co., 4.55%	18,588	350,570
JPMorgan Chase & Co., 4.625%	18,804	358,592
JPMorgan Chase & Co., 4.75%	25,546	506,322
M&T Bank Corp., 7.50%(1)	38,957	1,012,103
PNC Financial Services Group, Inc., 5.00%	85,000	84,595
PNC Financial Services Group, Inc., 6.20%(1)	437,000	444,202
PNC Financial Services Group, Inc., 6.25%	467,000	469,991
Regions Financial Corp., 4.45%(1)	16,845	284,849
Regions Financial Corp., 5.70%	21,927	497,304
Regions Financial Corp., 6.95%(1)	27,616	703,932
Truist Financial Corp., 4.75%	27,447	508,044
Truist Financial Corp., 5.125%	179,000	176,219
Truist Financial Corp., 5.25%	34,648	722,064
U.S. Bancorp, 5.12%	63,636	1,307,083
Wells Fargo & Co., 3.90%	63,000	62,070
Wells Fargo & Co., 4.75%	25,872	475,269
Wells Fargo & Co., 5.625%(1)	29,665	656,486
		12,007,167
Capital Markets — 10.6%
Affiliated Managers Group, Inc., 4.20%	20,614	304,469
Affiliated Managers Group, Inc., 4.75%	13,868	226,742
Affiliated Managers Group, Inc., 5.875%	46,217	942,827
Brookfield Finance, Inc., 4.625%	7,327	117,892
Brookfield Oaktree Holdings LLC, 6.55%	21,532	461,861
Brookfield Oaktree Holdings LLC, 6.625%	21,282	441,814
Morgan Stanley, 4.25%(1)	38,091	646,785
Morgan Stanley, 5.22%	2,058	45,605
Morgan Stanley, 5.85%	48,960	1,126,080
Morgan Stanley, 6.375%	19,888	489,046
Morgan Stanley, 6.50%	7,786	199,166
State Street Corp., 5.35%	66,036	1,471,282
Stifel Financial Corp., 5.20%	11,795	240,500
TPG Operating Group II LP, 6.95%	18,162	439,339
		7,153,408
Chemicals — 0.3%
EIDP, Inc., 4.50%	3,203	216,811

Consumer Finance — 6.1%
Capital One Financial Corp., 4.25%	7,553	122,736
Capital One Financial Corp., 4.375%	22,679	370,802
Capital One Financial Corp., 4.80%	55,928	993,841
Capital One Financial Corp., 5.00%	47,255	886,031
Synchrony Financial, 8.25%	70,289	1,754,413
		4,127,823
Diversified Telecommunication Services — 2.1%
AT&T, Inc., 4.75%	38,089	721,786
AT&T, Inc., 5.00%	30,183	601,849
AT&T, Inc., 5.35%	4,425	97,527
		1,421,162
Electric Utilities — 5.1%
BIP Bermuda Holdings I Ltd., 5.125%	14,991	241,205
Brookfield Infrastructure Finance ULC, 5.00%	20,474	330,246
SCE Trust IV, 5.375%	14,628	333,518
SCE Trust V, 5.45%	38,075	873,060
SCE Trust VII, 7.50%	36,985	847,326
Southern Co., 4.20%	48,506	842,549
		3,467,904
Financial Services — 2.3%
Equitable Holdings, Inc., 4.30%	20,672	341,088
Equitable Holdings, Inc., 5.25%	39,625	782,594
Jackson Financial, Inc., 8.00%(1)	15,550	403,989
		1,527,671
Independent Power and Renewable Electricity Producers — 2.5%
Tennessee Valley Authority, 2.22%	43,755	1,016,429
Tennessee Valley Authority, 5.86%	11,234	265,347
Vistra Corp., 8.00%(2)	360,000	369,697
		1,651,473
Insurance — 9.2%
American Financial Group, Inc., 5.125%	11,381	205,541
American Financial Group, Inc., 5.625%	10,057	200,235
Arch Capital Group Ltd., 4.55%	22,233	375,960
Arch Capital Group Ltd., 5.45%	15,392	314,612
Assurant, Inc., 5.25%	17,623	348,230
Athene Holding Ltd., 4.875%	29,098	493,502
Athene Holding Ltd., 7.75%	22,105	561,467
Axis Capital Holdings Ltd., 5.50%	48,089	964,665
F&G Annuities & Life, Inc., 7.30%	30,051	698,686
F&G Annuities & Life, Inc., 7.95%	15,129	386,092
Globe Life, Inc., 4.25%	12,922	198,999
Lincoln National Corp., 9.00%	16,373	437,159
Reinsurance Group of America, Inc., 5.75%	17,595	434,245
RenaissanceRe Holdings Ltd., 5.75%	11,566	245,083
W.R. Berkley Corp., 5.10%	8,411	161,071
W.R. Berkley Corp., 5.70%(1)	8,790	189,952
		6,215,499
Oil, Gas and Consumable Fuels — 1.4%
Energy Transfer LP, 6.625%	359,000	354,923
Energy Transfer LP, 7.125%	588,000	591,997
		946,920
Retail REITs — 0.7%
Agree Realty Corp., 4.25%	12,299	212,158

Kimco Realty Corp., 5.25%	13,279	269,431
		481,589
Specialized REITs — 3.5%
EPR Properties, 5.75%	10,563	209,781
National Storage Affiliates Trust, 6.00%(1)	11,644	270,956
Public Storage, 3.875%	15,266	235,707
Public Storage, 3.90%	5,583	86,257
Public Storage, 4.00%	26,078	415,944
Public Storage, 4.00%	26,875	428,388
Public Storage, 4.10%	13,410	217,913
Public Storage, 4.875%	9,418	182,615
Public Storage, 5.60%	12,340	279,254
		2,326,815
Wireless Telecommunication Services — 1.6%
U.S. Cellular Corp., 5.50%	22,576	498,252
U.S. Cellular Corp., 6.25%	22,674	548,258
		1,046,510
TOTAL PREFERRED SECURITIES (Cost $47,443,473)		44,009,374
CONVERTIBLE PREFERRED SECURITIES — 19.1%
Aerospace and Defense — 3.5%
Boeing Co., 6.00%, 10/15/27	34,924	2,370,816
Banks — 3.0%
Wells Fargo & Co., 7.50%	1,778	2,027,291
Capital Markets — 2.8%
Ares Management Corp., 6.75%, 10/1/27	35,897	1,890,695
Electric Utilities — 4.9%
NextEra Energy, Inc., 6.93%, 9/1/25	71,820	2,887,757
NextEra Energy, Inc., 7.30%, 6/1/27	8,418	399,687
		3,287,444
Financial Services — 2.3%
Apollo Global Management, Inc., 6.75%, 7/31/26	21,676	1,518,968
Machinery — 0.8%
Chart Industries, Inc., 6.75%, 12/15/25	9,250	544,501
Technology Hardware, Storage and Peripherals — 1.8%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	24,200	1,239,524
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $13,486,846)		12,879,239
CORPORATE BONDS — 12.4%
Banks — 2.0%
JPMorgan Chase & Co., 8.75%, 9/1/30	1,141,000	1,340,615
Diversified Telecommunication Services — 0.8%
Bell Telephone Co. of Canada or Bell Canada, VRN, 7.00%, 9/15/55	550,000	552,861
Electric Utilities — 0.9%
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	571,000	585,297
Financial Services — 0.2%
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52	163,000	165,540
Gas Utilities — 1.6%
Northwest Natural Holding Co., VRN, 7.00%, 9/15/55	1,050,000	1,049,038
Insurance — 4.7%
ACE Capital Trust II, 9.70%, 4/1/30	366,000	436,338
Aegon Ltd., VRN, 5.50%, 4/11/48	191,000	190,113
Allstate Corp., VRN, 6.50%, 5/15/67	1,098,999	1,103,719
Athene Holding Ltd., VRN, 6.625%, 10/15/54	891,000	878,384
MetLife Capital Trust IV, 7.875%, 12/15/67(2)	171,000	185,901

MetLife, Inc., 9.25%, 4/8/68(2)	159,000	186,615
Nippon Life Insurance Co., VRN, 3.40%, 1/23/50(2)	175,000	161,219
		3,142,289
Multi-Utilities — 0.2%
NiSource, Inc., VRN, 6.375%, 3/31/55	116,000	115,100
Oil, Gas and Consumable Fuels — 1.8%
Enbridge, Inc., VRN, 5.50%, 7/15/77	275,000	268,588
Enbridge, Inc., VRN, 7.375%, 1/15/83	334,000	340,076
Enbridge, Inc., VRN, 8.25%, 1/15/84	213,000	223,816
Enbridge, Inc., VRN, 8.50%, 1/15/84	266,000	289,307
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	87,000	84,648
		1,206,435
Wireless Telecommunication Services — 0.2%
Vodafone Group PLC, VRN, 5.125%, 6/4/81	223,000	165,403
TOTAL CORPORATE BONDS (Cost $8,229,886)		8,322,578
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	897,065	897,065
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,355,753	2,355,753
TOTAL SHORT-TERM INVESTMENTS (Cost $3,252,818)		3,252,818
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $72,413,023)		68,464,009
OTHER ASSETS AND LIABILITIES — (1.6)%		(1,089,745)
TOTAL NET ASSETS — 100.0%		$67,374,264

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,527,368. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $903,432, which represented 1.3% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,600,012, which includes securities collateral of $244,259.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Securities	$40,599,317	$3,410,057	—
Convertible Preferred Securities	—	12,879,239	—
Corporate Bonds	—	8,322,578	—
Short-Term Investments	3,252,818	—	—
	$43,852,135	$24,611,874	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.